STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Health Care - .3%
CommonSpirit Health, Sr. Scd. Bonds	4.19	10/1/2049	4,000,000		4,085,121
CommonSpirit Health, Sr. Scd. Bonds (Insured; Assured Guaranty Municipal Corp.)	3.82	10/1/2049	2,000,000		1,993,928
Total Bonds and Notes (cost $6,000,000)			6,079,049

Long-Term Municipal Investments - 99.0%
Alabama - 1.3%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000		6,058,750
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2043	3,500,000		4,263,455
Black Belt Energy Gas District, Revenue Bonds, Refunding (Project No. 4) Ser. A1	4.00	12/1/2025	10,000,000		11,189,400
Hoover Industrial Development Board, Revenue Bonds (United States Steel Corp.)	5.75	10/1/2049	2,500,000		2,696,350
				24,207,955
Arizona - 2.3%
Arizona Health Facilities Authority, Revenue Bonds, Refunding (Phoenix Children's Hospital Phoenix Children's Hospital Obligated Group) Ser. A	5.00	2/1/2042	6,000,000		6,366,780
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.50	7/1/2038	1,165,000	[a]	1,271,761
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.63	7/1/2048	2,000,000	[a]	2,171,600
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.75	7/1/2053	3,260,000	[a]	3,547,760
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	[a]	1,821,797

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Arizona - 2.3% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	[a]	1,457,752
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	1,600,000		1,748,048
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000		1,943,045
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2043	1,750,000		1,981,333
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2043	1,000,000		1,100,360
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2049	1,400,000		1,527,148
Arizona Industrial Development Authority, Revenue Bonds (Insured; Bulid America Mutual) Ser. A	4.00	6/1/2044	2,000,000		2,151,300
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2049	700,000	[a]	768,341
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2039	400,000	[a]	444,656
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2036	7,500,000		9,206,250
Pinal County Industrial Development Authority, Revenue Bonds (Green Bond) (WOF SW GGP 1)	7.25	10/1/2033	4,000,000	[a]	4,402,200
University Medical Center Corp., Revenue Bonds, Refunding	6.00	7/1/2021	2,500,000	[b]	2,685,750
				44,595,881
Arkansas - .4%
University of Arkansas, Revenue Bonds	5.00	11/1/2042	5,990,000		7,250,476

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
California - 18.5%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2035	1,500,000		1,661,025
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2037	1,000,000		1,097,660
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	2,500,000		2,940,100
Anaheim Public Financing Authority, Revenue Bonds, Refunding (Anaheim Convention Center Expansion Project) Ser. A	5.00	5/1/2046	6,450,000		7,323,652
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2042	5,000,000		5,536,350
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000		10,693,500
California, GO	5.00	4/1/2033	1,205,000		1,541,906
California, GO	5.00	4/1/2045	3,500,000		4,369,015
California, GO	5.00	4/1/2049	2,500,000		3,113,575
California, GO, Refunding	3.00	10/1/2034	5,000,000		5,281,350
California, GO, Refunding	4.00	10/1/2039	5,000,000		5,807,650
California, GO, Refunding	4.00	10/1/2044	5,000,000		5,743,300
California, GO, Refunding	5.00	4/1/2035	9,000,000		10,378,530
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000		1,472,763
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,000,000		2,345,860
California Community Housing Agency, Revenue Bonds (Verdant At Green Valley Project)	5.00	8/1/2049	4,000,000	[a]	4,526,600
California Community Housing Agency, Revenue Bonds, Ser. A	5.00	4/1/2049	7,500,000	[a]	8,338,050
California Educational Facilities Authority, Revenue Bonds (Green Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000		3,640,290
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2042	2,000,000		2,351,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
California - 18.5% (continued)
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2047	2,500,000	2,912,975
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	1,000,000	1,170,380
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Kaiser Foundation Hospitals) Ser. A2	4.00	11/1/2044	12,000,000	13,282,440
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	7/1/2037	2,270,000	2,539,585
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (The J. David Gladstone Institutes Project) Ser. A	5.25	10/1/2034	900,000	957,825
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2049	2,000,000	2,398,660
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000	3,056,955
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000	679,212
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000	7,097,400
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000	5,947,050
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000	5,989,600
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000	2,378,820
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000	8,834,550
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000	3,920,547

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
California - 18.5% (continued)
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000		2,742,322
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000		3,145,642
California Municipal Finance Authority, Revenue Bonds (Emerson College)	6.00	1/1/2022	6,000,000	[b]	6,617,940
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions LLC Project)	5.00	12/31/2047	2,250,000		2,624,760
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000		1,384,836
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000		802,354
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A	5.00	7/1/2038	1,100,000	[a]	1,253,659
California Municipal Finance Authority, Revenue Bonds (Southwestern Law School)	6.50	11/1/2031	300,000		331,251
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000		3,406,530
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,500,000		1,718,775
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2042	1,000,000		1,163,610
California Pollution Control Financing Authority, Revenue Bonds (Rialto Bioenergy Facility, LLC Project)	7.50	12/1/2040	5,000,000	[a]	5,218,950
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	4,125,000		4,267,024
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,870,000		2,968,183

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
California - 18.5% (continued)
California Public Works Board, Revenue Bonds (Judicial Council Projects) Ser. D	5.00	12/1/2031	2,000,000		2,148,180
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Projects) Ser. A	5.00	8/1/2038	1,000,000	[a]	1,183,440
California School Finance Authority, Revenue Bonds (Green Dot Public Schools Obligated Group California Project) Ser. A	5.00	8/1/2048	2,750,000	[a]	3,207,682
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[a]	693,244
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	870,000	[a]	1,003,832
California School Finance Authority, Revenue Bonds (Summit Public Schools Obligated Group)	5.00	6/1/2047	1,500,000	[a]	1,721,970
California State University, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2045	500,000		547,535
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[a]	1,170,390
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2043	2,150,000	[a]	2,503,976
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2038	1,500,000	[a]	1,772,460
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2041	2,500,000	[a]	2,801,400
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	2,500,000	[a]	2,835,050
California Statewide Communities Development Authority, Revenue Bonds, Refunding	5.38	5/15/2038	1,900,000		2,009,668
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000		2,303,020

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
California - 18.5% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services)	4.00	4/1/2042	1,600,000		1,720,336
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services)	5.00	4/1/2047	1,500,000		1,748,880
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2032	4,000,000		4,512,560
Desert Sands Unified School District, GO	5.00	8/1/2040	7,680,000		9,319,142
Foothill Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000		5,395,150
Galt Redevelopment Agency, Tax Allocation Bonds (Galt Redevelopment Project)	7.38	9/1/2033	2,000,000		2,207,680
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2029	3,000,000		3,570,660
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2028	3,000,000		3,591,990
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2047	5,000,000		5,144,550
Golden Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	5,000,000		5,144,550
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2033	4,380,000	[c]	3,156,316
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2029	2,080,000	[c]	1,690,874
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000		1,060,300
Long Beach Marina System, Revenue Bonds (Alamitos Bay Marina Project)	5.00	5/15/2045	2,000,000		2,259,500
Long Beach Marina System, Revenue Bonds (Alamitos Bay Marina Project)	5.00	5/15/2040	2,500,000		2,832,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
California - 18.5% (continued)
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2039	1,000,000		1,158,860
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2034	1,000,000		1,173,090
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2032	2,500,000	[c]	1,842,250
Norman Y Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	8,500,000		9,945,000
Northern California Energy Authority, Revenue Bonds, Ser. A	4.00	7/1/2024	5,000,000		5,479,550
Northern California Gas Authority No. 1, Revenue Bonds, Ser. B, 3 Month LIBOR x .67 +.72%	2.13	7/1/2027	660,000	[d]	652,106
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000		2,098,162
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000		1,139,450
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	2,000,000	[b]	2,296,380
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2048	5,000,000		5,583,550
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2044	2,000,000		2,237,180
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	4,000,000	[c]	3,687,760
San Diego Unified School District, GO, Ser. F	4.00	7/1/2035	2,205,000		2,458,509
San Francisco City & County Airport, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000		7,889,245
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. C	0.00	8/1/2038	2,000,000	[c]	749,480
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. C	0.00	8/1/2043	7,835,000	[c]	2,174,056
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Bonds (San Francisco Redevelopment Projects) Ser. B	6.63	2/1/2021	1,250,000	[b]	1,332,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
California - 18.5% (continued)
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2050	5,000,000		5,622,150
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2030	3,020,000	[c]	2,400,115
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2031	5,330,000	[c]	4,098,983
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding	5.00	6/1/2039	2,000,000		2,425,800
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding	5.00	6/1/2048	4,000,000		4,731,920
Tender Option Bond Trust Receipts (Series 2016-XM0427), (Los Angeles International Airport, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.25	16.17	5/15/2026	2,500,000	[a,e,f]	2,691,850
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A	5.00	10/1/2042	1,000,000	[a]	1,149,040
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2037	7,325,000		7,971,797
University of California, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	4,000,000		4,920,720
University of California, Revenue Bonds, Ser. AV	5.00	5/15/2042	2,525,000		3,062,850
				357,202,389
Colorado - 1.9%
Board of Governors of Colorado State University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2043	2,995,000		3,634,792
Board of Governors of Colorado State University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2028	2,005,000	[b]	2,525,999
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	4.00	11/15/2043	4,000,000		4,474,920
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	8/1/2038	2,750,000		3,010,837

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Colorado - 1.9% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	8/1/2044	6,000,000		6,464,280
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	8/1/2039	2,250,000		2,455,042
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Evangelical Lutheran Good Samaritan Society Project)	5.00	6/1/2027	2,500,000	[b]	3,144,275
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2048	1,250,000		1,349,400
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.25	12/1/2048	3,500,000		4,228,560
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,000,000	[a]	2,139,580
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,500,000	[a]	2,674,475
				36,102,160
Connecticut - .2%
The Metropolitan District, GO, Ser. A (The Metropolitan District)	4.00	7/15/2037	1,125,000		1,278,000
The Metropolitan District, GO, Ser. A (The Metropolitan District)	4.00	7/15/2039	500,000		564,690
The Metropolitan District, GO, Ser. A (The Metropolitan District)	4.00	7/15/2035	500,000		571,825
The Metropolitan District, GO, Ser. A (The Metropolitan District)	4.00	7/15/2036	1,200,000		1,368,360
				3,782,875
Delaware - .3%
Kent County, Revenue Bonds (CHF-Dover LLC University Project) Ser. A	5.00	7/1/2048	1,000,000		1,113,660
Kent County, Revenue Bonds (CHF-Dover LLC University Project) Ser. A	5.00	7/1/2040	750,000		843,135
Tender Option Bond Trust Receipts (Series 2016-XM0431), (University of Delaware, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	14.82	11/1/2043	3,060,000	[a,e,f]	4,596,671
				6,553,466

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
District of Columbia - 1.5%
District of Columbia, Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	1,275,000		1,507,598
District of Columbia, Revenue Bonds (Friendship Public Charter School)	5.00	6/1/2032	3,500,000		3,758,405
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000		1,479,968
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000		1,393,983
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000		1,341,829
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group)	6.00	7/1/2023	1,100,000	[b]	1,286,043
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group)	6.00	7/1/2023	1,450,000	[b]	1,695,239
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group))	6.00	7/1/2023	1,700,000	[b]	1,987,521
District of Columbia, Revenue Bonds, Refunding (Kipp DC Project) Ser. A	5.00	7/1/2048	5,000,000		5,806,300
District of Columbia, Revenue Bonds, Refunding (Kipp DC Project) Ser. B	5.00	7/1/2042	4,000,000		4,675,960
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.) Ser. B	0.00	10/1/2036	6,275,000	[c]	3,803,215
				28,736,061
Florida - 3.9%
Broward County Airport System, Revenue Bonds, Ser. A	4.00	10/1/2044	3,500,000		3,874,115
Capital Trust Agency, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. A1	5.00	7/1/2048	750,000		793,425
Capital Trust Agency, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. B	5.00	7/1/2053	250,000		258,913
Collier County Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2045	2,500,000		2,826,350

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Florida - 3.9% (continued)
Florida Development Finance Corp., Revenue Bonds, Refunding (Virgin Trains USA Florida) Ser. A	6.25	1/1/2024	2,500,000	[a]	2,391,750
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Florida Institute of Technology)	4.00	10/1/2037	1,000,000		1,079,390
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Florida Institute of Technology)	4.00	10/1/2038	750,000		807,180
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Florida Institute of Technology)	4.00	10/1/2039	800,000		859,440
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (The University of Tampa Project) Ser. A	5.25	4/1/2042	1,100,000		1,190,178
Gainesville Utilities System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2044	2,500,000		3,092,900
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	8,500,000		9,396,155
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2044	6,715,000		7,438,877
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2030	750,000		819,150
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2040	7,545,000		8,538,827
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.50	10/1/2020	1,200,000	[b]	1,243,272
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000		1,071,357
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Nicklaus Children's Hospital Obligated Group)	5.00	8/1/2042	2,000,000		2,358,340
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2042	14,145,000		15,950,751
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. B	5.00	10/1/2042	5,000,000		5,328,400

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Florida - 3.9% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	6,500,000	7,097,480
				76,416,250
Georgia - .8%
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W Woodruff Arts Center)	5.00	3/15/2044	6,000,000	7,267,980
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000	2,147,640
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,155,000	2,288,955
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2056	1,000,000	1,155,140
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000	1,774,695
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000	1,754,625
				16,389,035
Hawaii - 1.0%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Kahala Senior Living Community)	5.13	11/15/2032	2,050,000	2,266,869
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Kahala Senior Living Community)	5.25	11/15/2037	1,000,000	1,103,390
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (The Queen's Health Systems Obligated Group) Ser. A	5.00	7/1/2035	7,000,000	8,034,250
Tender Option Bond Trust Receipts (Series 2016-XM0429), (Hawaii, GO) Non-recourse, Ser. DZ, Underlying Coupon Rate (%) 5.00	11.68	12/1/2024	6,670,000	[a,e,f] 8,186,491
				19,591,000
Idaho - .2%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group) Ser. D	5.00	12/1/2032	3,900,000	4,221,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Illinois - 9.8%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	1,170,000		1,381,571
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000		810,015
Chicago Board of Education, GO, Refunding, Ser. A	7.00	12/1/2044	2,500,000		3,040,075
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000		702,708
Chicago Board of Education, GO, Refunding, Ser. B	6.75	12/1/2030	7,500,000	[a]	9,650,250
Chicago Board of Education, GO, Refunding, Ser. B	7.00	12/1/2042	10,000,000	[a]	12,808,800
Chicago Board of Education, GO, Ser. A	7.00	12/1/2046	5,000,000	[a]	6,371,300
Chicago Board of Education, GO, Ser. B	6.50	12/1/2046	4,500,000		5,424,345
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000		1,908,097
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,600,000		1,787,920
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000		1,790,280
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2040	5,000,000		5,615,800
Chicago II, GO, Refunding, Ser. 2007E	5.50	1/1/2042	1,750,000		1,959,860
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2042	1,250,000		1,399,900
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2035	5,000,000		5,421,550
Chicago II, GO, Refunding, Ser. B	7.75	1/1/2042	1,272,000		1,455,206
Chicago II, GO, Refunding, Ser. B	7.75	1/1/2025	6,208,000	[b]	7,867,957
Chicago II, GO, Ser. A	5.50	1/1/2049	4,000,000		4,726,640
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000		5,735,600
Chicago O'Hare International Airport, Revenue Bonds	5.75	1/1/2039	415,000		434,053
Chicago O'Hare International Airport, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.50	1/1/2043	4,000,000		4,463,280
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	3,710,000		4,458,344
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,130,000		3,795,501

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Illinois - 9.8% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000		3,627,840
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,250,000		3,915,015
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000		7,874,808
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	10,425,000		11,996,986
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	15,000,000		17,324,250
Illinois, GO	5.50	7/1/2033	2,500,000		2,743,725
Illinois, GO	5.50	7/1/2038	10,000,000		10,964,400
Illinois, GO, Refunding, Ser. B	5.00	10/1/2025	15,000,000		17,010,900
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000		2,796,850
Illinois Finance Authority, Revenue Bond, Refunding	5.25	5/15/2047	3,715,000		3,709,358
Illinois Finance Authority, Revenue Bonds, Refunding	5.25	5/15/2047	535,000		534,188
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000		3,318,240
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Home & Services Obligated Group)	5.63	5/15/2042	3,000,000		3,130,440
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	5.50	7/1/2028	1,560,000		1,754,454
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	5,000,000		5,617,900
				189,328,406
Indiana - .6%
Allen County, Revenue Bonds (Storypoint Fort Wayne Project) Ser. A1	6.75	1/15/2043	750,000	[a]	822,720
Allen County, Revenue Bonds (Storypoint Fort Wayne Project) Ser. A1	6.88	1/15/2052	1,250,000	[a]	1,369,538
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000		2,861,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Indiana - .6% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (Stadium Project) Ser. A	5.25	2/1/2035	5,000,000	5,957,950
				11,011,896
Kentucky - 1.1%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	8/1/2039	1,295,000	1,413,013
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	8/1/2038	1,000,000	1,094,850
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000	3,799,460
Kentucky Public Transportation Infrastructure Authority, Revenue Bonds (Downtown Crossing Project) Ser. A	5.75	7/1/2049	3,000,000	3,375,120
Kentucky State Property & Building Commission, Revenue Bonds, Refunding (#112 Project) Ser. B	5.00	11/1/2027	10,000,000	12,008,900
				21,691,343
Louisiana - .7%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.50	6/15/2038	3,200,000	[a] 3,412,960
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.63	6/15/2048	4,350,000	[a] 4,645,930
Jefferson Parish Hospital Service District No. 2, Revenue Bonds, Refunding (Jefferson Parish Hospital)	6.25	7/1/2031	5,000,000	5,123,700
New Orleans Water System, Revenue Bonds, Refunding	5.00	12/1/2034	500,000	566,370
				13,748,960
Maine - .9%
Maine Finance Authority, Revenue Bonds (Coastal Resources of Maine LLL Project)	5.25	6/15/2034	1,000,000	1,015,240

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Maine - .9% (continued)
Maine Finance Authority, Revenue Bonds (Coastal Resources of Maine LLL Project)	5.38	12/15/2033	4,500,000	[a]	4,780,980
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (MaineGeneral Health Medical Center Obligated Group)	6.00	7/1/2026	825,000		871,373
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (MaineGeneral Health Medical Center Obligated Group)	7.00	7/1/2041	4,240,000		4,548,799
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Bowdoin College)	5.00	7/1/2038	5,000,000		6,055,300
				17,271,692
Maryland - 1.1%
Maryland, GO, Ser. B	4.00	3/15/2020	20,000,000	[b]	20,166,800
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000		890,693
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000		238,758
				21,296,251
Massachusetts - 4.2%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000		816,146
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000		805,608
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000		6,486,040
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	3,000,000		3,542,490
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000		6,398,425
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds)	5.13	11/15/2046	1,500,000	[a]	1,696,050
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000		2,291,156

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 4.2% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Berklee College of Music)	5.00	10/1/2039	5,000,000		5,943,550
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Cape Cod Healthcare Obligated Group)	5.25	11/15/2041	4,370,000		4,851,312
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000		1,171,120
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (International Charter School)	5.00	4/15/2040	1,500,000		1,615,740
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2037	1,000,000	[a]	1,106,760
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	2,000,000	[a]	2,193,700
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2047	3,000,000	[a]	3,299,280
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000		2,426,243
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2035	470,000		570,740
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2036	445,000		538,846
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2038	340,000		408,915
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2037	605,000		731,106
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000		1,615,171

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 4.2% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	6.75	1/1/2021	470,000	[b]	498,421
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	6.88	1/1/2021	400,000	[b]	424,724
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	7.25	1/1/2021	1,240,000	[b]	1,321,046
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	7,500,000		9,211,800
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000		12,282,400
Tender Option Bond Trust Receipts (Series 2016-XM0428), (Massachusetts, GO (Consolidated Loan)) Non-recourse, Underlying Coupon Rate (%) 5.00	15.01	4/1/2023	3,750,000	[a,e,f]	4,509,187
Tender Option Bond Trust Receipts (Series 2016-XM0430), (Massachusetts School Building Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	11.68	8/15/2030	3,335,000	[a,e,f]	4,301,783
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	50,000		50,174
				81,107,933
Michigan - 3.0%
Detroit, GO	5.00	4/1/2034	1,000,000		1,129,940
Detroit, GO	5.00	4/1/2033	1,150,000		1,302,065
Detroit, GO	5.00	4/1/2035	1,660,000		1,871,268
Detroit, GO	5.00	4/1/2038	1,235,000		1,380,273
Detroit, GO	5.00	4/1/2036	1,200,000		1,349,268
Detroit, GO	5.00	4/1/2029	1,000,000		1,150,180
Detroit, GO	5.00	4/1/2028	900,000		1,039,356
Detroit, GO	5.00	4/1/2030	700,000		801,206
Detroit, GO	5.00	4/1/2032	850,000		966,263
Detroit, GO	5.00	4/1/2031	1,000,000		1,139,850
Detroit, GO, Ser. B1	4.00	4/1/2044	3,000,000		2,672,700
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2043	10,000,000		11,099,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Michigan - 3.0% (continued)
Michigan Finance Authority, Revenue Bonds (Henry Ford Health System Obligated Group) Ser. A	5.00	11/15/2048	2,000,000	2,418,100
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Obligated Group)	5.00	8/1/2032	2,000,000	2,282,360
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2038	6,475,000	6,988,791
Michigan State Building Authority, Revenue Bonds, Refunding, Ser. IA	5.38	10/15/2041	3,000,000	3,208,980
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	10,000,000	11,895,500
Warren County, Revenue Bonds (Insured; County Guaranteed)	10.00	12/1/2040	5,000,000	5,348,550
				58,044,250
Minnesota - 1.1%
Tender Option Bond Trust Receipts (Series 2016-XM0425), (Minnesota, GO (Various Purpose)) Non-recourse, Underlying Coupon Rate (%) 5.00	8.36	8/1/2023	8,565,000	[a,e,f] 9,000,016
Tender Option Bond Trust Receipts (Series 2016-XM0426), (Minnesota, GO (Various Purpose)) Non-recourse, Underlying Coupon Rate (%) 5.00	8.36	8/1/2020	5,000,000	[a,e,f] 5,255,800
Western Minnesota Municipal Power Agency, Revenue Bonds (Red Rock Hydroelectric Project) Ser. A	5.00	1/1/2049	5,390,000	6,556,019
				20,811,835
Mississippi - .2%
Mississippi Development Bank, Revenue Bonds (Jackson, Water & Sewer System Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/2040	1,625,000	1,923,756
Warren County, Revenue Bonds (International Paper) Ser. A	5.80	5/1/2034	1,500,000	1,527,105
				3,450,861

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Missouri - .1%
The St. Louis Missouri Industrial Development Authority, Revenue Bonds (Mid-America Transplant Services Project) (LOC; BMO Harris Bank NA)	1.19	1/1/2039	1,600,000	[e]	1,600,000
Nebraska - .6%
Omaha Public Power District, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2042	10,000,000		12,090,600
Nevada - .4%
Nevada Department of Business & Industry, Revenue Bonds (Fulcrum Sierra Biofuels LLC Project)	6.25	12/15/2037	5,000,000	[a]	5,806,250
Nevada Department of Business & Industry, Revenue Bonds (Green Bond) (Fulcrum Sierra Biofuels LLC Project) Ser. B	5.13	12/15/2037	1,500,000	[a]	1,626,735
				7,432,985
New Jersey - 4.2%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[a]	773,176
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[a]	1,187,013
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.13	1/1/2034	5,325,000		5,977,792
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	5,500,000		6,152,355
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2026	2,500,000		2,678,850
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. PP	5.00	6/15/2029	13,000,000		14,684,150
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,500,000		2,879,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 4.2% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Peter's University Hospital Obligated Group)	6.25	7/1/2035	1,500,000		1,586,625
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2030	1,500,000		1,747,575
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000		2,323,160
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000		3,495,150
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2029	15,000,000		17,556,000
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000		1,718,250
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000		1,444,738
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,408,390
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	7,000,000		8,406,930
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000		5,801,200
				81,820,654
New Mexico - .6%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	10,000,000		11,680,900
New York - 11.7%
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2047	1,000,000	[a]	1,090,390
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2037	700,000	[a]	771,421
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2032	500,000	[a]	556,640
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding	5.75	2/15/2047	1,930,000		2,029,955
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A1	5.00	11/15/2024	20,000,000		23,266,400

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
New York - 11.7% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (LOC; TD Bank) Ser. G2	1.12	11/1/2032	1,700,000	[e]	1,700,000
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000		5,549,050
New York City, GO (SPA; Bank of America NA) Ser. F	1.13	3/1/2042	7,200,000	[g]	7,200,000
New York City, GO, Refunding, Ser. E	5.00	8/1/2034	1,250,000		1,568,438
New York City, GO, Refunding, Ser. F1	5.00	8/1/2033	1,000,000		1,259,610
New York City, GO, Refunding, Ser. F1	5.00	8/1/2034	2,220,000		2,785,545
New York City, GO, Refunding, Ser. F1	5.00	8/1/2032	1,000,000		1,265,650
New York City, GO, Ser. AA1	4.00	8/1/2038	5,000,000		5,719,150
New York City, GO, Ser. AA1	5.00	8/1/2035	2,500,000		3,156,900
New York City, GO, Ser. B1	3.00	10/1/2044	5,375,000		5,475,512
New York City, GO, Ser. B1	5.00	10/1/2043	4,000,000		4,956,040
New York City, GO, Ser. B1	5.00	12/1/2035	2,000,000		2,411,760
New York City, GO, Ser. B1	5.00	12/1/2041	14,000,000		16,611,420
New York City Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.)	6.50	1/1/2046	325,000		326,255
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	1,300,000		1,306,526
New York City Transitional Finance Authority, Revenue Bonds	4.00	8/1/2038	1,250,000		1,414,038
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,564,000
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C5	1.12	11/1/2041	700,000	[e]	700,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. S2A	4.00	7/15/2037	2,500,000		2,837,325
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. S2A	5.00	7/15/2033	3,250,000		4,053,790
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	4.00	8/1/2041	5,000,000		5,607,250
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.00	8/1/2042	10,000,000		12,150,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
New York - 11.7% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Ser. S3	5.25	7/15/2035	10,000,000		12,647,100
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2051	4,585,000		4,781,009
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.75	11/15/2051	5,000,000		5,421,050
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	3/15/2044	2,000,000		2,144,740
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower at One Bryant Park)	2.80	9/15/2069	4,000,000		4,031,160
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	5,000,000	[a]	5,524,550
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	10,500,000		11,521,965
New York State Dormitory Authority, Revenue Bonds, Refunding (Pace University) Ser. A	5.00	5/1/2038	500,000		540,440
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2042	15,000,000		18,460,950
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	10/1/2048	2,000,000		3,109,260
New York State Housing Finance Agency, Revenue Bonds (505 West 37) (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. A	1.18	5/1/2042	1,200,000	[e]	1,200,000
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2036	2,500,000		2,954,250
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000		4,749,520
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,000,000		4,427,200

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
New York - 11.7% (continued)
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2042	5,000,000		5,220,200
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2031	5,000,000	[c]	3,752,900
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2032	3,000,000	[c]	2,180,610
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2028	4,715,000	[c]	3,964,655
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2027	2,000,000	[c]	1,730,560
				226,695,484
North Carolina - .5%
North Carolina Turnpike Authority, Revenue Bonds	5.00	1/1/2049	2,000,000		2,395,000
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2049	1,500,000		1,822,695
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	5,000,000		6,114,150
				10,331,845
North Dakota - .3%
Grand Forks County, Revenue Bonds, Refunding (Green Bond) (Red River Biorefinery LLC Project)	5.38	9/15/2038	5,000,000	[a]	4,858,400
Ohio - 1.0%
Butler County Port Authority, Revenue Bonds (Storypoint Fairfield Project) Ser. A1	6.38	1/15/2043	1,500,000	[a]	1,622,130
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	1,170,000		1,350,250
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000		1,729,785
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000		1,835,265

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Ohio - 1.0% (continued)
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2039	2,000,000		2,272,680
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2035	3,000,000		3,434,760
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper LLC Project)	4.25	1/15/2038	2,500,000	[a]	2,697,400
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects)	0/5.70	2/15/2034	3,000,000	[h]	3,408,360
				18,350,630
Oregon - 1.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5.00	6/15/2025	2,610,000	[h]	3,042,451
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5.00	6/15/2026	4,300,000	[h]	5,138,758
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5.00	6/15/2027	1,275,000	[h]	1,557,859
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5.00	6/15/2024	2,310,000	[h]	2,623,975
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5.00	6/15/2021	1,800,000	[h]	1,858,446
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5.00	6/15/2022	1,745,000	[h]	1,864,812
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5.00	6/15/2023	1,785,000	[h]	1,970,229
Oregon State Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248A	6.50	4/1/2031	2,000,000	[a]	1,885,180
Oregon State Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248D	6.50	4/1/2031	2,000,000	[a]	1,885,180

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Oregon - 1.3% (continued)
Oregon State Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248F	11.50	4/1/2031	1,000,000		1,071,200
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2039	700,000	[a]	815,360
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2036	700,000	[a]	822,773
				24,536,223
Pennsylvania - 1.6%
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (United States Steel Corp.)	4.88	11/1/2024	2,000,000		2,073,640
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (United States Steel Corp.)	5.13	5/1/2030	1,750,000		1,859,498
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project)	4.00	11/1/2038	5,000,000		5,293,050
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2035	3,500,000		4,237,590
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	4,000,000		4,868,880
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000		1,906,205
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Aqua Pennsylvania Project) Ser. B	5.00	12/1/2043	4,425,000		4,568,104
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)	6.50	12/1/2038	3,000,000	[a]	3,030,450
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (University of Pennsylvania Health System) Ser. A	5.75	8/15/2021	2,550,000	[b]	2,748,211

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 1.6% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The Indiana University of Pennsylvania) Ser. A	5.00	7/1/2022	1,000,000	[b]	1,098,040
				31,683,668
Rhode Island - .4%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000		8,092,700
South Carolina - .1%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000		2,343,280
Tennessee - .3%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	8/1/2044	2,000,000		2,154,760
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	8/1/2038	1,000,000		1,094,850
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	1.18	11/1/2035	200,000	[e]	200,000
Memphis-Shelby County Industrial Development Board, Tax Allocation Bonds, Refunding (Senior Tax Increment-Graceland Project) Ser. A	4.75	7/1/2027	560,000		612,858
Memphis-Shelby County Industrial Development Board, Tax Allocation Bonds, Refunding (Senior Tax Increment-Graceland Project) Ser. A	5.50	7/1/2037	1,100,000		1,222,089
Memphis-Shelby County Industrial Development Board, Tax Allocation Bonds, Refunding (Senior Tax Increment-Graceland Project) Ser. A	5.63	1/1/2046	750,000		829,485
				6,114,042
Texas - 11.2%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,223,552
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000		1,486,568

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Texas - 11.2% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000		963,924
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000		1,986,279
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000		1,058,180
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000		15,406,816
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation Project)	5.00	7/15/2041	1,750,000		1,948,100
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2046	1,500,000		1,718,850
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2040	7,300,000		8,365,581
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2041	6,000,000		6,479,340
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2037	15,950,000		18,153,811
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2032	2,745,000		2,946,977
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2043	2,770,000		3,134,670
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2033	1,500,000		1,719,270
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.50	8/15/2021	1,250,000	[b]	1,338,625
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.75	8/15/2021	1,000,000	[b]	1,075,090
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	12/1/2045	3,855,000		4,189,306
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	18,000,000		20,125,440
Dallas/Fort Worth International Airport, Revenue Bonds, Ser. H	5.00	11/1/2032	7,500,000		7,963,725
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	5,000,000		5,081,050
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.13	8/15/2049	2,240,000		2,361,565

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Texas - 11.2% (continued)
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000		6,037,750
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.50	4/1/2053	4,500,000		5,048,685
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	0/5.20	10/1/2031	2,000,000	[h]	2,158,820
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	0/5.40	10/1/2033	2,500,000	[h]	2,704,425
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	0/5.45	10/1/2034	2,235,000	[h]	2,416,393
Houston Higher Education Finance Corp., Revenue Bonds, Refunding	6.50	5/15/2021	1,270,000	[b]	1,365,695
Houston Higher Education Finance Corp., Revenue Bonds, Refunding	6.50	5/15/2021	1,530,000	[b]	1,645,286
Houston Higher Education Finance Corp., Revenue Bonds, Ser. A	5.88	5/15/2021	260,000		270,332
Houston Higher Education Finance Corp., Revenue Bonds, Ser. A	6.88	5/15/2021	4,400,000	[b]	4,755,168
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	3,250,000	[a]	3,519,165
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.50	8/15/2035	750,000	[a]	852,270
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.75	8/15/2045	1,000,000	[a]	1,131,440
North Texas Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.88	6/1/2022	1,630,000	[b]	1,775,510
North Texas Tollway Authority, Revenue Bonds (Special Projects System) Ser. A	5.50	9/1/2021	20,000,000	[b]	21,490,600
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2036	2,800,000		3,406,984
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000		1,060,620
San Antonio Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	5.00	8/1/2044	7,140,000		8,302,463
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2045	1,000,000		1,118,890

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Texas - 11.2% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Project)	7.00	6/30/2040	11,175,000		11,550,480
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	7.50	12/31/2031	2,500,000		2,512,900
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners Segments 3)	6.75	6/30/2043	5,000,000		5,785,900
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners Segments 3)	7.00	12/31/2038	10,000,000		11,700,100
Texas Transportation Commission, Revenue Bonds	5.00	8/1/2057	2,000,000		2,334,640
Texas Water Development Board, Revenue Bonds	4.00	10/15/2044	4,000,000		4,539,760
				216,210,995
U.S. Related - 2.8%
Antonio B Won International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.00	10/1/2034	2,000,000		2,324,200
Antonio B Won International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.13	10/1/2043	2,000,000		2,314,300
Antonio B Won International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.25	10/1/2034	1,000,000		1,151,640
Antonio B Won International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.38	10/1/2043	1,000,000		1,153,920
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000		1,673,460
Guam, Revenue Bonds, Refunding, Ser. A	6.00	11/1/2026	2,500,000		2,645,925
Guam, Revenue Bonds, Ser. A	6.13	11/1/2031	5,000,000		5,291,650
Guam, Revenue Bonds, Ser. A	6.50	11/1/2040	2,000,000		2,120,500
Puerto Rico, GO, Refunding, Ser. A	8.00	7/1/2035	5,000,000	[i]	3,100,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	5.75	7/1/2037	2,500,000		2,671,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
U.S. Related - 2.8% (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	6.00	7/1/2038	2,500,000		2,537,500
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. SS	5.00	7/1/2021	500,000		507,305
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD	5.00	7/1/2022	2,000,000	[i]	1,500,000
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A	6.75	7/1/2036	10,000,000	[i]	7,637,500
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Ser. M	5.00	7/1/2032	220,000	[i]	90,475
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Ser. M	5.00	7/1/2025	110,000	[i]	45,238
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. G	5.00	7/1/2042	120,000	[i]	49,350
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. K	5.00	7/1/2030	120,000	[i]	49,350
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2021	500,000	[i]	103,125
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2031	498,000	[c]	340,946
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2029	387,000	[c]	286,678
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	561,000	[c]	356,370
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2051	4,348,000	[c]	852,425
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2046	5,338,000	[c]	1,411,207
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2027	397,000	[c]	316,282
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2024	207,000	[c]	181,508
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	411,000		439,322
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000		215,328
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000		1,579,181

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
U.S. Related - 2.8% (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	3,858,000	4,053,793
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000	2,146,299
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000	64,010
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000	873,647
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	2,250,000	2,252,812
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	1,500,000	1,492,500
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	6.75	10/1/2037	1,250,000	1,252,400
				55,082,121
Utah - .1%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) (Insured; UT CSCE)	5.00	4/15/2044	625,000	752,256
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) (Insured; UT CSCE) Ser. A	5.00	4/15/2049	1,150,000	1,375,929
				2,128,185
Virginia - 2.8%
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	0/4.87	7/15/2040	2,000,000	[h] 1,985,560
Roanoke County Economic Development Authority, Revenue Bonds, Refunding (Richfield Living Obligated Group) Ser. A	5.25	9/1/2049	10,000,000	10,362,000
University of Virginia, Revenue Bonds, Refunding, Ser. A1	4.00	4/1/2045	3,950,000	4,280,615
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes LLC Project)	5.00	1/1/2040	7,510,000	7,988,312
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes LLC Project)	5.00	1/1/2040	12,395,000	13,184,438
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco, LLC Project)	5.25	1/1/2032	4,000,000	4,348,120
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco, LLC Project)	6.00	1/1/2037	1,665,000	1,839,908

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Virginia - 2.8% (continued)
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	4,000,000		4,555,840
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000		5,151,465
				53,696,258
Washington - 1.6%
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2034	1,250,000		1,524,425
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2035	1,250,000		1,520,350
Washington, GO, Ser. B	5.00	6/1/2042	5,950,000		7,260,725
Washington, GO, Ser. B	5.00	6/1/2040	5,350,000		6,566,429
Washington, GO, Ser. B	5.00	6/1/2041	5,465,000		6,682,438
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Research Center) Ser. C, 1 Month MUNIPSA +1.05%	2.15	7/3/2023	7,965,000	[d]	8,071,014
				31,625,381
West Virginia - 1.0%
West Virginia, GO, Ser. B	5.00	6/1/2041	13,330,000		16,299,524
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center Obligated Group)	5.00	9/1/2039	1,450,000		1,752,876
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center Obligated Group)	5.00	9/1/2038	1,500,000		1,817,955
				19,870,355
Wisconsin - 1.4%
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1	6.38	1/1/2048	2,500,000	[a]	2,602,775
Public Finance Authority, Revenue Bonds (Nevada State College)	5.00	5/1/2055	5,000,000	[a]	5,380,600
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000		3,956,550
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000		1,141,160
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)	5.00	9/1/2039	2,230,000	[a]	2,472,223

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Wisconsin - 1.4% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)	5.00	9/1/2049	1,500,000	[a] 1,648,605
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2046	3,990,000	[c] 1,521,626
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2044	8,735,000	[c] 3,628,170
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	5,000,000	5,675,500
				28,027,209
Total Long-Term Municipal Investments (cost $1,776,733,593)			1,917,084,328
Total Investments (cost $1,782,733,593)			99.3%	1,923,163,377
Cash and Receivables (Net)			0.7%	12,687,162
Net Assets			100.0%	1,935,850,539

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $205,731,607 or 10.63% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d Variable rate security—rate shown is the interest rate in effect at period end.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

g Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

h Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

i Non-income producing—security in default.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Municipal Opportunities Fund

November 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury 10 Year Notes	65	3/20	8,436,673	8,408,360	28,313
U.S. Treasury 5 Year Notes	69	3/20	8,222,728	8,208,844	13,884
U.S. Treasury Long Bond	93	3/20	14,876,190	14,784,094	92,096
U.S. Treasury Ultra Long Bond	188	3/20	35,519,891	35,291,125	228,766
Ultra 10 Year U.S. Treasury Notes	113	3/20	16,142,895	16,070,719	72,176
Gross Unrealized Appreciation				435,235

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	6,079,049	-	6,079,049
Municipal Securities	-	1,917,084,328	-	1,917,084,328
Other Financial Instruments:
Futures††	435,235	-	-	435,235

† See Statement of Investments for additional detailed categorizations, if any

†† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At November 30, 2019, accumulated net unrealized appreciation on investments was $140,429,784, consisting of $144,367,558 gross unrealized appreciation and $3,937,774 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.